REINSURANCE AGREEMENTS - SCHEDULE OF EFFECT OF REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Direct premiums	$ 719.0	$ 655.0	$ 601.0
Considerations for supplementary contracts	4.0	4.0	7.0
Reinsurance assumed	2.0	2.0	3.0
Premiums and annuity considerations	591.4	519.4	457.9
Protective Life
Effects of Reinsurance [Line Items]
Reinsurance ceded	(76.0)	(92.0)	(103.0)
Reserve balance	1,314.0	1,383.0	1,389.0
Other Coverages that use developmental methods to calculate claim reserves
Effects of Reinsurance [Line Items]
Reinsurance ceded	(58.0)	(50.0)	(50.0)
Reserve balance	282.0	$ 289.0	$ 296.0
Northern Trust | Protective Life
Effects of Reinsurance [Line Items]
Reserve balance	$ 1,023.6